UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     August 08, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $128,121 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      207     3862 SH       SOLE                     3862        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     9436   108350 SH       SOLE                   108350        0        0
AMERICAN INTL GROUP INC        COM              026874107     7189   102650 SH       SOLE                   102650        0        0
AMGEN INC                      COM              031162100     1830    33100 SH       SOLE                    33100        0        0
BAUSCH & LOMB INC              COM              071707103      364     5236 SH       SOLE                     5236        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      808      224 SH       SOLE                      224        0        0
CELGENE CORP                   COM              151020104     4876    85050 SH       SOLE                    85050        0        0
COCA COLA CO                   COM              191216100      209     4000 SH       SOLE                     4000        0        0
CORE LABORATORIES N V          COM              N22717107     4041    39740 SH       SOLE                    39740        0        0
CORNING INC                    COM              219350105      256    10000 SH       SOLE                    10000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109     2168    93100 SH       SOLE                    93100        0        0
EXXON MOBIL CORP               COM              30231G102      395     4708 SH       SOLE                     4708        0        0
GENERAL ELECTRIC CO            COM              369604103     1610    42070 SH       SOLE                    42070        0        0
GILEAD SCIENCES INC            COM              375558103     7566   195004 SH       SOLE                   195004        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      295     2800 SH       SOLE                     2800        0        0
JEFFERIES GROUP INC NEW        COM              472319102     1199    44450 SH       SOLE                    44450        0        0
JOHNSON & JOHNSON              COM              478160104    16363   265550 SH       SOLE                   265550        0        0
JP MORGAN CHASE & CO           COM              46625H100     4987   102925 SH       SOLE                   102925        0        0
MICRON TECHNOLOGY INC          COM              595112103      558    44500 SH       SOLE                    44500        0        0
MICROSOFT CORP                 COM              594918104     1361    46195 SH       SOLE                    46195        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     3931    22500 SH       SOLE                    22500        0        0
ONLINE RES CORP                COM              68273G101      433    39400 SH       SOLE                    39400        0        0
PEABODY ENERGY CORP            COM              704549104     3466    71650 SH       SOLE                    71650        0        0
PENN VA RESOURCES PARTNERS L   COM              707884102     1972    63400 SH       SOLE                    63400        0        0
PFIZER INC                     COM              717081103      632    24697 SH       SOLE                    24697        0        0
PRICE T ROWE GROUP INC         COM              74144T108     6212   119715 SH       SOLE                   119715        0        0
QUALCOMM INC                   COM              747525103      456    10500 SH       SOLE                    10500        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105      540    13400 SH       SOLE                    13400        0        0
SCHERING PLOUGH CORP           COM              806605101     3174   104270 SH       SOLE                   104270        0        0
SCHLUMBERGER LTD               COM              806857108    14877   175150 SH       SOLE                   175150        0        0
STATOIL ASA                    SPONSORED ADR    85771P102     2103    67820 SH       SOLE                    67820        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      768    11950 SH       SOLE                    11950        0        0
TRANSOCEAN INC                 ORD              G90078109    14612   137875 SH       SOLE                   137875        0        0
U S G CORP                     COM NEW          903293405     1843    37575 SH       SOLE                    37575        0        0
XTO ENERGY INC                 COM              98385X106     4303    71590 SH       SOLE                    71590        0        0
ZIMMER HLDGS INC               COM              98956P102     3081    36289 SH       SOLE                    36289        0        0